Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
State Farm Growth Fund | S&P 500® Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
State Farm Growth Fund | State Farm Growth Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.26%	13.81%	13.67%
State Farm Growth Fund | State Farm Growth Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.47%	11.81%	12.20%
State Farm Growth Fund | State Farm Growth Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.58%	10.66%	11.05%
State Farm Balanced Fund | S&P 500® Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
State Farm Balanced Fund | Bloomberg Intermediate Gov/Credit Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.97%	0.96%	2.29%
State Farm Balanced Fund | State Farm Balanced Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.67%	9.96%	10.08%
State Farm Balanced Fund | State Farm Balanced Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.51%	8.01%	8.63%
State Farm Balanced Fund | State Farm Balanced Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.32%	7.43%	7.83%
State Farm Interim Fund | Bloomberg US Government/Credit Bond Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.88%	(0.59%)	2.16%
State Farm Interim Fund | Bloomberg 1-5 Year U.S. Treasury Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.84%	1.28%	1.82%
State Farm Interim Fund | State Farm Interim Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.71%	1.08%	1.64%
State Farm Interim Fund | State Farm Interim Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	0.15%	0.88%
State Farm Interim Fund | State Farm Interim Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.36%	0.42%	0.92%
State Farm Municipal Bond Fund | Bloomberg 1-15 Yr. Municipal Index Total Return Index Unhedged USD
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	1.16%	2.27%
State Farm Municipal Bond Fund | Bloomberg 7-Year Municipal Bond Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.71%	1.03%	2.24%
State Farm Municipal Bond Fund | State Farm Municipal Bond Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.37%	1.05%	2.22%
State Farm Municipal Bond Fund | State Farm Municipal Bond Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.98%	0.75%	2.06%
State Farm Municipal Bond Fund | State Farm Municipal Bond Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.16%	1.16%	2.21%